Revenue - Schedule of Contract Assets, Deferred Revenue and Contract Liability (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Trade accounts receivables
Total trade accounts receivables	$ 3,078	$ 2,608
Total contract assets	0	0
Contract liabilities - current	128	367
Contract liabilities - noncurrent	57	23
Total contract liabilities	185	390
Deferred revenue
Total deferred revenue	587	321
IoT
Trade accounts receivables
Total trade accounts receivables	2,655	2,227
Deferred revenue
Total deferred revenue		150
mPKI
Trade accounts receivables
Total trade accounts receivables	164	381
Deferred revenue
Total deferred revenue	192	171
AI
Trade accounts receivables
Total trade accounts receivables	259
Deferred revenue
Total deferred revenue	395
mPKI and IoT
Deferred revenue
Revenue recognized in the year from amounts included in the deferred revenue of the mPKI and IoTsegments at the beginning of the year	$ 290	$ 84